Legg Mason ClearBridge Fundamental All Cap Value Fund
Investment objective
The fund seeks long-term capital growth. Current income is a secondary consideration.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 19 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 44 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason ClearBridge Fundamental All Cap Value Fund Legg Mason ClearBridge Fundamental All Cap Value Fund	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	none	none	none	none	none	none	none
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	5.00%	1.00%	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason ClearBridge Fundamental All Cap Value Fund Legg Mason ClearBridge Fundamental All Cap Value Fund	Class A		Class B	Class C		Class FI		Class R		Class R1		Class I	Class IS
Management fees	0.73%		0.73%	0.73%		0.73%		0.73%		0.73%		0.73%	0.73%
Distribution and service (12b-1) fees	0.25%		1.00%	1.00%		0.25%		0.50%		1.00%		none	none
Other expenses	0.34%	[1]	0.57%	0.27%	[1]	0.29%	[2]	0.29%	[2]	0.29%	[2]	0.24%	0.04%
Total annual fund operating expenses	1.32%		2.30%	2.00%		1.27%		1.52%		2.02%		0.97%	0.77%
[1]	"Other expenses" have been restated to reflect current fees.
[2]	"Other expenses" for Class FI, Class R and Class R1 shares have been estimated for the current fiscal year because no Class FI, Class R and Class R1 shares were outstanding during the fund's last fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason ClearBridge Fundamental All Cap Value Fund Legg Mason ClearBridge Fundamental All Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Class A	702	969	1,256	2,072
Class B	733	1,018	1,330	2,389
Class C	303	629	1,082	2,336
Class FI	129	402	696	1,532
Class R	155	481	829	1,811
Class R1	205	633	1,088	2,348
Class I	99	309	536	1,189
Class IS	79	246	428	955

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason ClearBridge Fundamental All Cap Value Fund Legg Mason ClearBridge Fundamental All Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Class A	702	969	1,256	2,072
Class B	233	718	1,230	2,389
Class C	203	629	1,082	2,336
Class FI	129	402	696	1,532
Class R	155	481	829	1,811
Class R1	205	633	1,088	2,348
Class I	99	309	536	1,189
Class IS	79	246	428	955

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks and common stock equivalents of companies the portfolio managers believe are undervalued in the marketplace. While the portfolio managers select investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium capitalization companies when the portfolio managers believe smaller capitalization companies offer more attractive value opportunities.

The fund may invest up to 25% of its assets in securities of foreign issuers.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Dividend-paying stock risk. The fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Foreign investments risk. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark and an average. The table compares the fund's performance with the average annual total returns of the Russell 3000 Index, the Russell 3000 Value Index and the Lipper Large-Cap Core Fund Average, a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's USDE (U.S. Diversified Equity) large-cap floor, which provides fund shareholders with a more meaningful comparison. Effective November 5, 2010, the fund changed its performance benchmark from the Russell 3000 Index to the Russell 3000 Value Index. The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%) Calendar Years ended December 31

Best quarter (6/30/2003): 21.97 Worst quarter (12/31/2008): (23.62)
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason ClearBridge Fundamental All Cap Value Fund Legg Mason ClearBridge Fundamental All Cap Value Fund		1 year	5 years	10 years	Since inception	Inception date
Class A		9.14%	0.75%	1.05%
Class A Return after taxes on distributions		8.70%	0.03%	0.56%
Class A Return after taxes on distributions and sale of fund shares		5.94%	0.40%	0.76%
Class B		10.35%	0.96%	0.97%
Class C		14.38%	1.39%	0.97%
Class I		16.05%	2.43%	2.08%
Class IS		16.25%			3.66%	Aug 4, 2008
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	16.23%	1.45%	3.63%
Lipper Large-Cap Core Fund Avg (reflects no deduction for taxes)	[2]	12.94%	1.93%	1.34%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	[3]	16.93%	2.74%	2.16%
[1]	For Class IS shares, for the period from August 4, 2008 through December 31, 2010, the average annual total return of the Russell 3000 Value Index was 1.44%.
[2]	For Class IS shares, for the period from August 31, 2008 through December 31, 2010, the average total return of the Lipper Large Cap Core Fund Average was 0.92%.
[3]	For Class IS shares, for the period from August 4, 2008 through December 31, 2010, the average total return of the Russell 3000 Index was 3.40%.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Legg Mason ClearBridge Fundamental All Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
1 year	rr_ExpenseExampleYear01	702
3 years	rr_ExpenseExampleYear03	969
5 years	rr_ExpenseExampleYear05	1,256
10 years	rr_ExpenseExampleYear10	2,072
1 year	rr_ExpenseExampleNoRedemptionYear01	702
3 years	rr_ExpenseExampleNoRedemptionYear03	969
5 years	rr_ExpenseExampleNoRedemptionYear05	1,256
10 years	rr_ExpenseExampleNoRedemptionYear10	2,072
Annual Return 2001	rr_AnnualReturn2001	(6.26%)
Annual Return 2002	rr_AnnualReturn2002	(26.51%)
Annual Return 2003	rr_AnnualReturn2003	38.95%
Annual Return 2004	rr_AnnualReturn2004	7.42%
Annual Return 2005	rr_AnnualReturn2005	3.99%
Annual Return 2006	rr_AnnualReturn2006	16.91%
Annual Return 2007	rr_AnnualReturn2007	0.45%
Annual Return 2008	rr_AnnualReturn2008	(37.49%)
Annual Return 2009	rr_AnnualReturn2009	29.56%
Annual Return 2010	rr_AnnualReturn2010	15.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.62%)
1 year	rr_AverageAnnualReturnYear01	9.14%
5 years	rr_AverageAnnualReturnYear05	0.75%
10 years	rr_AverageAnnualReturnYear10	1.05%
Legg Mason ClearBridge Fundamental All Cap Value Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.70%
5 years	rr_AverageAnnualReturnYear05	0.03%
10 years	rr_AverageAnnualReturnYear10	0.56%
Legg Mason ClearBridge Fundamental All Cap Value Fund | Class A | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.94%
5 years	rr_AverageAnnualReturnYear05	0.40%
10 years	rr_AverageAnnualReturnYear10	0.76%
Legg Mason ClearBridge Fundamental All Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.30%
1 year	rr_ExpenseExampleYear01	733
3 years	rr_ExpenseExampleYear03	1,018
5 years	rr_ExpenseExampleYear05	1,330
10 years	rr_ExpenseExampleYear10	2,389
1 year	rr_ExpenseExampleNoRedemptionYear01	233
3 years	rr_ExpenseExampleNoRedemptionYear03	718
5 years	rr_ExpenseExampleNoRedemptionYear05	1,230
10 years	rr_ExpenseExampleNoRedemptionYear10	2,389
1 year	rr_AverageAnnualReturnYear01	10.35%
5 years	rr_AverageAnnualReturnYear05	0.96%
10 years	rr_AverageAnnualReturnYear10	0.97%
Legg Mason ClearBridge Fundamental All Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
1 year	rr_ExpenseExampleYear01	303
3 years	rr_ExpenseExampleYear03	629
5 years	rr_ExpenseExampleYear05	1,082
10 years	rr_ExpenseExampleYear10	2,336
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	629
5 years	rr_ExpenseExampleNoRedemptionYear05	1,082
10 years	rr_ExpenseExampleNoRedemptionYear10	2,336
1 year	rr_AverageAnnualReturnYear01	14.38%
5 years	rr_AverageAnnualReturnYear05	1.39%
10 years	rr_AverageAnnualReturnYear10	0.97%
Legg Mason ClearBridge Fundamental All Cap Value Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	402
5 years	rr_ExpenseExampleYear05	696
10 years	rr_ExpenseExampleYear10	1,532
1 year	rr_ExpenseExampleNoRedemptionYear01	129
3 years	rr_ExpenseExampleNoRedemptionYear03	402
5 years	rr_ExpenseExampleNoRedemptionYear05	696
10 years	rr_ExpenseExampleNoRedemptionYear10	1,532
Legg Mason ClearBridge Fundamental All Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
1 year	rr_ExpenseExampleYear01	155
3 years	rr_ExpenseExampleYear03	481
5 years	rr_ExpenseExampleYear05	829
10 years	rr_ExpenseExampleYear10	1,811
1 year	rr_ExpenseExampleNoRedemptionYear01	155
3 years	rr_ExpenseExampleNoRedemptionYear03	481
5 years	rr_ExpenseExampleNoRedemptionYear05	829
10 years	rr_ExpenseExampleNoRedemptionYear10	1,811
Legg Mason ClearBridge Fundamental All Cap Value Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%
1 year	rr_ExpenseExampleYear01	205
3 years	rr_ExpenseExampleYear03	633
5 years	rr_ExpenseExampleYear05	1,088
10 years	rr_ExpenseExampleYear10	2,348
1 year	rr_ExpenseExampleNoRedemptionYear01	205
3 years	rr_ExpenseExampleNoRedemptionYear03	633
5 years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 years	rr_ExpenseExampleNoRedemptionYear10	2,348
Legg Mason ClearBridge Fundamental All Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,189
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	309
5 years	rr_ExpenseExampleNoRedemptionYear05	536
10 years	rr_ExpenseExampleNoRedemptionYear10	1,189
1 year	rr_AverageAnnualReturnYear01	16.05%
5 years	rr_AverageAnnualReturnYear05	2.43%
10 years	rr_AverageAnnualReturnYear10	2.08%
Legg Mason ClearBridge Fundamental All Cap Value Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	955
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	246
5 years	rr_ExpenseExampleNoRedemptionYear05	428
10 years	rr_ExpenseExampleNoRedemptionYear10	955
1 year	rr_AverageAnnualReturnYear01	16.25%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2008
Legg Mason ClearBridge Fundamental All Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason ClearBridge Fundamental All Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth. Current income is a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 19 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 44 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses" for Class FI, Class R and Class R1 shares have been estimated for the current fiscal year because no Class FI, Class R and Class R1 shares were outstanding during the fund's last fiscal year
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in common stocks and common stock equivalents of companies the portfolio managers believe are undervalued in the marketplace. While the portfolio managers select investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium capitalization companies when the portfolio managers believe smaller capitalization companies offer more attractive value opportunities.

The fund may invest up to 25% of its assets in securities of foreign issuers.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Dividend-paying stock risk. The fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Foreign investments risk. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark and an average. The table compares the fund's performance with the average annual total returns of the Russell 3000 Index, the Russell 3000 Value Index and the Lipper Large-Cap Core Fund Average, a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's USDE (U.S. Diversified Equity) large-cap floor, which provides fund shareholders with a more meaningful comparison. Effective November 5, 2010, the fund changed its performance benchmark from the Russell 3000 Index to the Russell 3000 Value Index. The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class A shares.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the fund's performance with the average annual total returns of the Russell 3000 Index, the Russell 3000 Value Index and the Lipper Large-Cap Core Fund Average, a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's USDE (U.S. Diversified Equity) large-cap floor, which provides fund shareholders with a more meaningful comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%) Calendar Years ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter (6/30/2003): 21.97 Worst quarter (12/31/2008): (23.62)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 5, 2010, the fund changed its performance benchmark from the Russell 3000 Index to the Russell 3000 Value Index. The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Legg Mason ClearBridge Fundamental All Cap Value Fund | Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.23%	[3]
5 years	rr_AverageAnnualReturnYear05	1.45%	[3]
10 years	rr_AverageAnnualReturnYear10	3.63%	[3]
Legg Mason ClearBridge Fundamental All Cap Value Fund | Lipper Large-Cap Core Fund Avg (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.94%	[4]
5 years	rr_AverageAnnualReturnYear05	1.93%	[4]
10 years	rr_AverageAnnualReturnYear10	1.34%	[4]
Legg Mason ClearBridge Fundamental All Cap Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.93%	[5]
5 years	rr_AverageAnnualReturnYear05	2.74%	[5]
10 years	rr_AverageAnnualReturnYear10	2.16%	[5]

[1]	"Other expenses" have been restated to reflect current fees.
[2]	"Other expenses" for Class FI, Class R and Class R1 shares have been estimated for the current fiscal year because no Class FI, Class R and Class R1 shares were outstanding during the fund's last fiscal year.
[3]	For Class IS shares, for the period from August 4, 2008 through December 31, 2010, the average annual total return of the Russell 3000 Value Index was 1.44%.
[4]	For Class IS shares, for the period from August 31, 2008 through December 31, 2010, the average total return of the Lipper Large Cap Core Fund Average was 0.92%.
[5]	For Class IS shares, for the period from August 4, 2008 through December 31, 2010, the average total return of the Russell 3000 Index was 3.40%.